Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Parenthetical) (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Derivative liabilities, not subject to a master netting or similar arrangement	$ 68,000,000	$ 26,000,000
Dominion Energy
Offsetting Liabilities [Line Items]
Derivative liabilities, not subject to a master netting or similar arrangement	$ 0	$ 0